Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000261376 | 39583645NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000261376 | 39583553Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000261376 | 39583549Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000261376 | 39583631Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000261376 | 39583565Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000261376 | 39583707Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261376 | 39583551Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261376 | 39583618Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000261376 | 39583601KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261376 | 39583559Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261376 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000261376 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261376 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000261376 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000261376 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000261376 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000261376 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000261376 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000261376 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261376 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000261377 | 39583590Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000261377 | 39583757QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261377 | 39583624Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261377 | 39583563Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261377 | 39583832Western Digital Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261377 | 39583807Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261377 | 39583594Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261377 | 39583603ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261377 | 39583610Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000261377 | 39583552American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000261377 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000261377 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000261377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000261377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000261377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000261377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000261377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000261377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000261377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000261377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000261377 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000261377 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000261377 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000261377 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261377 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261377 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%